Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Schedule of Stock Option Activity

A summary of the status of the Plans as of December 31, 2015, 2014 and 2013, and changes during the years ending on those dates is presented below:

	2015		2014		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	109,816	$18.13	83,930	$18.50	97,792	$19.04
Granted	35,800	17.80	33,525	17.72	21,800	17.65
Exercised	(3,092)	17.22	-	-	-	-
Forfeited	-	-	(7,639)	20.44	(35,662)	19.45
Outstanding at end of year	142,524	$18.07	109,816	$18.13	83,930	$18.50

Options exercisable at year-end	70,920		51,396		43,079
Weighted-average fair value of
of options granted
during the year		$1.90		$1.96		$1.75
Intrinsic value of options
exercised during the year		$866		$-		$-
Intrinsic value of options
outstanding and exercisable at
December 31, 2015		$2,840

Schedule of Stock Option Information by Grant Date

The following table summarizes characteristics of stock options as of December 31, 2015:

		Outstanding		Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life (Years)	Shares
10/18/2005	24.00	1,531	0.00	1,531
10/17/2006	21.00	1,838	0.80	1,838
10/16/2007	20.05	4,425	1.80	4,425
10/21/2008	21.10	6,100	2.81	6,100
10/20/2009	17.22	6,605	3.81	6,605
9/20/2011	17.75	13,850	5.72	12,850
3/20/2012	18.00	17,050	6.22	14,850
2/19/2013	17.65	21,800	7.14	12,106
2/18/2014	17.72	33,525	8.14	10,615
2/17/2015	17.80	35,800	9.14	-
		142,524		70,920

Schedule of Expected Benefit Payments

Future expected benefit payments (in thousands):

Estimated future benefit payments	2016	2017	2018	2019	2020	2021-2025

JVB Plan	$470	$475	$524	$528	$551	$2,884
FNB Plan	209	205	199	295	288	1,541
Total	$679	$680	$723	$823	$839	$4,425

JVB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Allocation of Plan Assets

The following table sets forth by level, within the fair value hierarchy, debt and equity instruments included in the JVB Plan’s assets at fair value as of December 31, 2015 and December 31, 2014 (in thousands). Assets included in the JVB Plan that are not valued in the hierarchy table consist of cash and cash equivalents, totaling $250,000 and $527,000, at December 31, 2015 and 2014, respectively.

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2015	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$324	$-	$324	$-
Corporate bonds and notes	4,156	-	4,156	-
Mutual funds
Value funds	1,878	1,878	-	-
Blend funds	1,433	1,433	-	-
Growth funds	1,500	1,500	-	-
Money market funds	172	172	-	-
	$9,463	$4,983	$4,480	$-

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2014	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$1,113	$-	$1,113	$-
Corporate bonds and notes	3,147	-	3,147	-
Mutual funds
Value funds	1,977	1,977	-	-
Blend funds	1,696	1,696	-	-
Growth funds	1,585	1,585	-	-
Common stocks	-	-	-	-
Money market funds	85	85	-	-
	$9,603	$5,343	$4,260	$-

Schedule of Net Funded Status

The measurement date for the JVB Plan is December 31. Information pertaining to the activity in the defined benefit plan is as follows (in thousands):

	Years ended December 31,
	2015	2014
Change in projected benefit obligation (PBO)
PBO at beginning of year	$11,473	$9,108
Interest cost	450	426
Change in assumptions	(623)	2,297
Actuarial loss	37	110
Benefits paid	(474)	(468)
PBO at end of year	$10,863	$11,473

Change in plan assets
Fair value of plan assets at beginning of year	$10,130	$10,114
Actual return on plan assets, net of expenses	57	484
Benefits paid	(474)	(468)
Fair value of plan assets at end of year	$9,713	$10,130

Funded status, included in other (liabilities) assets	$(1,150)	$(1,343)

Amounts recognized in accumulated comprehensive loss
before income taxes consist of:
Unrecognized actual loss	$(3,483)	$(3,777)
	$(3,483)	$(3,777)

Accumulated benefit obligation	$10,863	$11,473

Components of Net Periodic Pension Cost

Pension expense for the JVB Plan included the following components for the years ended December 31 (in thousands):

	2015	2014	2013

Interest cost on projected benefit obligation	450	426	395
Expected return on plan assets	(592)	(518)	(561)
Net (amortization) accretion	-	-	(1)
Recognized net actuarial loss	242	40	203
Net periodic benefit cost	100	(52)	36

Net loss (gain)	(52)	2,441	(1,782)
Amortization of net loss	(242)	(40)	(203)
Net amortization (accretion)	-	-	1
Total recognized in other comprehensive loss (income)	$(294)	$2,401	$(1,984)

Total recognized in net periodic benefit cost and other
comprehensive loss (income)	$(194)	$2,349	$(1,948)

Schedule of Assumptions Used

Assumptions used to determine benefit obligations were:

	2015	2014	2013
Discount rate	4.25%	4.00%	4.75%
Rate of compensation increase	N/A	N/A	N/A

Assumptions used to determine the net periodic benefit cost were:

	2015	2014	2013
Discount rate	4.00%	4.75%	4.00%
Expected long-term return on plan assets	6.00	5.25	6.35
Rate of compensation increase	N/A	N/A	N/A

FNB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Allocation of Plan Assets

The following table sets forth by level, within the fair value hierarchy, debt and equity instruments included in the FNB Plan’s assets at fair value as of December 31, 2015 (in thousands).

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2015	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Mutual funds
Aggressive growth funds	$1,003	$1,003	$-	$-
Growth funds	589	589	-	-
Growth and income funds	1,433	1,433	-	-
Income	878	878	-	-
	$3,903	$3,903	$-	$-

Schedule of Net Funded Status

The measurement date for the FNB Plan is December 31. Information pertaining to the activity in the defined benefit plan is as follows (in thousands):

2015
Change in projected benefit obligation (PBO)
PBO at December 1, 2015	$5,249
Service cost	3
Interest cost	18
Change in assumptions	(87)
Curtailment gain ($108) net of actuarial loss $2	(106)
Benefits paid	(16)
PBO at end of year	$5,061

Change in plan assets
Fair value of plan assets at December 1, 2015	$4,001
Actual return on plan assets, net of expenses	(82)
Benefits paid	(16)
Fair value of plan assets at end of year	$3,903

Funded status, included in other (liabilities) assets	$(1,158)

Accumulated benefit obligation	$5,061

Components of Net Periodic Pension Cost

Pension expense included the following components for the year ended December 31 (in thousands):

2015
Service cost during the year	$3
Interest cost on projected benefit obligation	18
Expected return on plan assets	(23)
Net periodic benefit gain	(2)

Total recognized in net periodic benefit cost and other
comprehensive income	$(2)

Schedule of Assumptions Used

Assumptions used to determine benefit obligations were:

2015
Discount rate	4.25%
Rate of compensation increase	N/A

Assumptions used to determine the net periodic benefit cost were:

2015
Discount rate	4.00%
Expected long-term return on plan assets	6.00
Rate of compensation increase	N/A